UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust
The fund's portfolio
1/31/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (131.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.9%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	BBB-	$1,500,000	$1,390,455
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,559,910
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	3,000,000	2,897,190
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,020,790
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	250,000	196,648
6s, 8/1/25	B/P	650,000	553,482
			7,618,475

Arizona (3.9%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.)
Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	983,560
Ser. A, 5.85s, 3/1/28	Baa3	250,000	250,000
Calhoun Cnty., Sales & Use Tax Rev. Bonds
(Georgia-Pacific Corp.), 6 3/8s, 11/1/26	Ba3	830,000	823,800
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	1,800,000	1,681,721
7 1/4s, 12/1/19	B+/P	1,000,000	980,140
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	425,000	431,991
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	1,736,880
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,200,000	2,404,710
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds
(6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	1,950,000	2,018,425
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BBB-	500,000	477,010
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	500,000	505,910
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	948,057
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A	2,000,000	1,861,400
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	393,000	387,702
			15,491,306

Arkansas (0.2%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BBB-/P	840,000	806,257
			806,257

California (10.8%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s,
7/1/17	A2	3,400,000	3,408,500
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,105,000	884,939
CA Muni. Fin. Auth. Rev. Bonds (U. of La Verne),
Ser. A, 6 1/8s, 6/1/30	Baa2	1,000,000	956,840
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,361,474
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	2,150,000	2,132,951
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,760,000	1,752,977
CA State G.O. Bonds, 6 1/2s, 4/1/33	A1	5,000,000	5,294,450
CA State Pub. Wks. Board Rev. Bonds, Ser. I-1, 6 5/8s,
11/1/34	A2	5,595,000	5,845,041
CA Statewide Cmnty. Dev. Auth. COP (The Internext

Group), 5 3/8s, 4/1/30	BBB	3,950,000	3,285,254
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s,
10/1/38	BB+	560,000	543,687
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB-	3,000,000	2,859,840
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BBB-/P	1,015,000	800,165
5s, 9/2/30	BBB-/P	245,000	199,009
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	1,019,710
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P	290,000	268,610
Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23	Baa3	500,000	468,525
(CA Toll Roads), 5 3/4s, 1/15/40	Baa3	2,745,000	2,235,171
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	750,000	752,820
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	810,342
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	B+/P	850,000	732,046
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB-/P	1,245,000	1,149,644
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s,
8/1/39	BBB	250,000	239,678
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	2,810,000	2,780,411
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	B+/P	835,000	836,060
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B+/P	1,720,000	1,303,312
			42,921,456

Colorado (2.1%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	425,000	389,891
(Christian Living Cmntys.), Ser. A, 8 1/4s, 1/1/24	BB-/P	375,000	395,535
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	2,045,000	2,046,308
(Total Longterm Care National), Ser. A, 6 1/4s,
11/15/40	BBB-/F	300,000	274,392
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	3,495,000	2,853,912
CO Pub. Hwy. Auth. Rev. Bonds
(E-470), Ser. C1, NATL, 5 1/2s, 9/1/24	Baa1	1,000,000	989,590
(E-470), Ser. C, 5 3/8s, 9/1/26	Baa2	500,000	450,365
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	325,000	265,759
Regl. Trans. Dist. Rev. Bonds (Denver Trans.
Partners), 6s, 1/15/41	Baa3	750,000	678,045
			8,343,797

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	650,000	590,005
Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A,
7 3/4s, 1/1/43	BB/P	1,050,000	1,068,470
			1,658,475

Delaware (0.8%)
DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	500,000	466,430
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	2,600,000	2,308,904
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	500,000	408,330
			3,183,664

District of Columbia (0.4%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BB-/F	17,500,000	488,250
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	10,000,000	1,178,800
			1,667,050

Florida (7.1%)
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	A-	930,000	939,830
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	1,752,340
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. B, 7.04s, 11/1/14	B-/P	25,000	24,343
Ser. A, 6 1/8s, 5/1/34	B-/P	445,000	414,513
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, GNMA Coll.,
FNMA Coll., FHLMC Coll. , 5 3/4s, 1/1/37	Aa1	890,000	926,196
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	A-	4,380,000	3,753,879
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	B/P	375,000	279,911
Heritage Harbour, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	460,000	463,275
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds (9/1/13) (Tampa Elec. Co.),
Ser. B, 5.15s, 9/1/25	Baa1	400,000	425,676
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.

Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	450,000	450,941
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	BBB-	2,450,000	1,878,391
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	715,302
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	846,560
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB	1,075,000	822,235
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB	1,500,000	1,317,735
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 6.8s, 5/1/38	BB-/P	245,000	192,332
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	500,000	467,835
6.7s, 11/15/19	Ba1	1,335,000	1,338,591
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts
Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	2,000,000	1,781,100
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	B+/P	960,000	557,942
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
1 7/8s, 5/1/36	D/P	1,670,000	868,400
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	CCC/P	1,240,000	384,400
South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s,
4/1/29	Baa2	1,000,000	969,820
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	B/P	940,000	649,136
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38 (In default) (NON)	D/P	655,000	209,600
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39	B-/P	1,825,000	1,137,705
6.55s, 5/1/27	B-/P	700,000	493,885
5.4s, 5/1/37	BB-/P	1,415,000	1,036,643
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	455,000	412,621
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	B-/P	1,000,000	583,700
Ser. B, 5s, 11/1/13	B-/P	600,000	452,538
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds
(Dist. No. 8 Phase II), 6 1/8s, 5/1/39	BB-/P	500,000	451,470
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37 (In default) (NON)	D/P	970,000	535,925
World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36 (In default) (NON)	D/P	1,250,000	418,750
6 1/4s, 5/1/22 (In default) (NON)	D/P	695,000	232,825
			28,186,345

Georgia (2.9%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A1	2,500,000	2,567,425
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds
(Delta Airlines), Ser. A, 8 3/4s, 6/1/29	CCC+	2,000,000	2,273,240
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Escrowed to maturity)	AAA	1,690,000	1,922,899
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	600,000	503,856
(First Mtge. Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,215,354
Gainesville & Hall Cnty., Devauth Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2,
6 3/8s, 11/15/29	BBB+	700,000	702,478
Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U.,
Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	1,315,000	1,226,566
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	575,000	466,107
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	600,000	526,266
			11,404,191

Hawaii (0.8%)
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,315,000	1,279,824
HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	443,724
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	1,500,000	1,505,670
			3,229,218

Illinois (3.1%)
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	BB-/P	350,000	272,710
5.4s, 3/1/16	BB-/P	196,000	188,260
IL Fin. Auth. Rev. Bonds
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,460,734
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,094,296
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	576,660
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	171,752
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	BB-	1,000,000	1,000,590
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	1,500,000	1,637,700
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2	1,500,000	1,455,540
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,000,000	2,025,500

(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	917,240
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	130,697	101,431
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33
(In default) (NON)	D/P	500,000	105,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	550,000	485,095
Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s,
6/1/28	A-	1,050,000	1,009,481
			12,501,989

Indiana (2.1%)
IN State Fin. Auth. VRDN, Ser. A-3, 0.26s, 2/1/37	VMIG1	1,500,000	1,500,000
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	3,500,000	3,669,890
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,125,000	1,194,266
NATL, 5.6s, 11/1/16	Baa1	700,000	744,366
Ser. A, NATL, 5.6s, 11/1/16	Baa1	500,000	531,665
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.), Radian
Insd., 5 1/2s, 11/1/32	A-	500,000	443,225
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	455,127
			8,538,539

Iowa (3.0%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded 7/1/11)	AAA	4,180,000	4,450,864
Ser. A, 5 1/4s, 7/1/17	BB+	1,040,000	960,846
Ser. A, 5s, 7/1/19	BB+	2,750,000	2,407,790
Ser. A, 5 1/2s, 7/1/25	BB+	950,000	804,299
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	750,000	636,510
6s, 11/15/24	BB/P	200,000	189,396
IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22	BB/F	800,000	682,376
Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27	BB-/P	1,250,000	1,058,988
Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C,
5 3/8s, 6/1/38	BBB	1,250,000	923,663
			12,114,732

Kansas (0.1%)
Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village),
7 1/8s, 5/15/29	BB/P	500,000	449,445
			449,445

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtge.),
Ser. IA, 8s, 1/1/29	B+/P	273,000	265,400
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 1/2s, 10/1/20	A-/F	1,040,000	1,052,667
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa3	500,000	501,400
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	700,000	706,251
			2,525,718

Louisiana (0.8%)
Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s,
11/1/36	Baa2	750,000	616,965
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	A-	2,700,000	2,482,596
			3,099,561

Maine (0.6%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	2,500,000	2,376,925
			2,376,925

Maryland (1.6%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/37	BBB+	2,000,000	1,650,080
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A	550,000	613,899
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	450,000	405,230
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	544,393
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	1,021,920
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	400,000	359,144
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	483,450
5 7/8s, 5/1/21	BB/P	1,600,000	1,412,000
			6,490,116

Massachusetts (8.6%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,600,000	1,345,456

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds,
Ser. B1, 7 1/4s, 6/1/16	BB-/P	2,000,000	1,986,680
MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA	960,000	937,027
MA State Dev. Fin. Agcy. Rev. Bonds
(Boston Biomedical Research), 5 3/4s, 2/1/29	BBB-	1,000,000	869,520
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB+/P	550,000	487,927
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	1,200,000	799,092
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	390,000	305,136
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	755,000	521,909
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	737,990
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,575,849
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	940,527
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (6/1/11) (Dominion Energy Brayton), Ser. 1,
5 3/4s, 5/1/19	A-	1,050,000	1,084,671
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,009,240
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,522,875
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded 12/15/12)	AAA/P	1,975,000	2,236,135
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	1,500,000	1,272,855
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	196,568
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,550,000	2,355,716
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,007,676
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Escrowed to
maturity)	BB/P	1,185,000	1,342,013
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	1,700,000	1,467,287
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,078,594
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	3,450,000	3,475,668
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	2,225,000	2,232,165
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institute & Newton Home), 7.9s, 1/1/24	B-/P	750,000	691,403
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB	1,865,000	1,871,751
			34,351,730

Michigan (4.1%)
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	950,000	897,038
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AA+	1,660,000	1,749,690
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	1,120,000	1,074,125
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	450,000	432,374
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,000,000	1,982,520
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	1,600,000	1,477,600
(Henry Ford Hlth.), Ser. A, 5 1/4s, 11/15/46	A1	2,565,000	2,152,445
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25
(Prerefunded 5/15/15)	AAA	755,000	850,825
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Escrowed to maturity)	AAA/P	1,350,000	1,508,234
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/48	BB	4,000,000	2,685,920
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,480,000	1,384,422
			16,195,193

Minnesota (2.2%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	3,024,540
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	115,000	93,573
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	611,429
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes
North Oaks), 6 1/8s, 10/1/39	BB/P	315,000	277,562
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	750,000	709,170
Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med.
Ctr.), 5 7/8s, 7/1/30	BBB-/F	1,000,000	930,520
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home)
7 1/2s, 1/1/39	B+/P	500,000	497,635
6s, 1/1/34	B+/P	400,000	335,536
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	1,350,000	1,162,418
Ser. B, 5.85s, 11/1/17	Ba1	250,000	249,285
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	1,125,000	866,846
			8,758,514

Mississippi (1.4%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	1,630,000	1,589,348
MS Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron
USA, Inc.), Ser. E, 0 1/4s, 12/1/30	VMIG1	1,900,000	1,900,000
MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	600,000	629,490
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	1,600,000	1,616,064
			5,734,902

Missouri (4.1%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,000,000	1,044,280
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	2,000,000	1,759,000
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds, Ser.
2003A (St. Luke's Health), 5 1/2s, 11/15/28 (T)	AA+	10,000,000	10,186,100
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The))
Ser. A, 0.28s, 9/1/30	VMIG1	500,000	500,000
Ser. D, 0 1/4s, 9/1/30	VMIG1	1,400,000	1,400,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	155,000	163,613
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	185,000	190,025
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll.,
FNMA Coll., 6 3/4s, 3/1/34	AAA	270,000	279,993
St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.),
Ser. A-1, 6 5/8s, 7/1/34	A-	1,000,000	1,005,360
			16,528,371

Montana (0.7%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 0.29s,
1/1/18	P-1	500,000	500,000
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's
Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	419,440
MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A,
0.27s, 12/1/25	VMIG1	1,945,000	1,945,000
			2,864,440

Nebraska (0.6%)
Central Plains, Energy Rev. Bonds (NE Gas No. 1),
Ser. A, 5 1/4s, 12/1/18	Ba3	1,500,000	1,476,285
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel
Oblig. Group), 5 1/2s, 1/1/30	A-/F	1,000,000	963,540
			2,439,825

Nevada (2.5%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/16	BB-/P	990,000	860,003
(Summerlin No. 142), 6 3/8s, 8/1/23	BB+/P	930,000	863,133
(Summerlin No. 151), 5s, 8/1/20	BB-/P	420,000	320,951
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Baa2	5,000,000	4,932,600
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB+/P	240,000	230,803
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB+/P	370,000	314,371
(No. T-18), 5s, 9/1/16	B/P	1,920,000	1,345,402
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB/P	1,165,000	1,073,548
			9,940,811

New Hampshire (1.0%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	577,800
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,909,369
NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.
Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,663,093
			4,150,262

New Jersey (6.9%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,000,000	795,950
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded 11/15/11)	AAA/F	1,250,000	1,329,350
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	4,000,000	3,660,480
(Cigarette Tax), 5 3/4s, 6/15/29	BBB	1,000,000	894,880
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	347,724
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	402,080
(MSU Student Hsg. - Provident Group - Montclair LLC),
5 3/8s, 6/1/25	Baa3	2,000,000	1,844,640
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	2,400,000	2,395,872
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	893,990
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	679,675
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(6/1/14) (Disp. Waste Mgt.), 5.3s, 6/1/15	BBB	1,750,000	1,839,618
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (American
Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	2,600,000	2,514,330
Ser. D, 4 7/8s, 11/1/29	A2	700,000	625,793
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Atlantic City Med.), 5 3/4s, 7/1/25	A1	695,000	699,914
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,018,025
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	2,195,730
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,665,000	2,371,237

(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	1,932,188
			27,441,476

New Mexico (1.5%)
Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s,
6/1/40	Baa3	500,000	472,715
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	4,500,000	3,772,215
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa2	2,000,000	1,868,240
			6,113,170

New York (8.0%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 3/4s, 7/1/28	B/P	600,000	569,976
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence),
Ser. A, 6s, 5/1/29	B+/P	750,000	675,435
Ser. A, 6s, 5/1/39	B+/P	500,000	423,165
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,960,000	1,918,762
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,612,274
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(11/15/11) (Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	500,000	509,380
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.) Ser. B, 6 3/4s, 3/1/15	BB/P	200,000	200,190
(Liberty-7 World Trade Ctr.) Ser. A, 6 1/4s, 3/1/15	BB/P	2,775,000	2,727,992
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Baa3	760,000	735,627
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	1,300,000	1,098,487
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	5,975,000	6,122,941
(British Airways PLC), 5 1/4s, 12/1/32	BB-	3,425,000	2,651,601
(Jetblue Airways Corp.), 5s, 5/15/20	B-	325,000	277,553
NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp.
Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	867,087
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	673,503
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	3,800,000	3,812,425
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	200,000	188,242
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	200,000	200,734
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	953,620
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.),
6 5/8s, 10/1/13	BB-	670,000	667,528
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	1,250,000	1,174,274
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	749,528
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. ), Ser. A-2, 0 1/4s, 12/1/37	VMIG1	2,000,000	2,000,000
			31,810,324

North Carolina (1.9%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
6 3/4s, 1/1/24	A-	750,000	830,723
NC Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	600,000	618,090
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	1,808,100
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,075,812
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	500,000	418,995
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,386,006
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	604,324
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F	1,000,000	929,690
			7,671,740

Ohio (8.0%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s,
2/15/33 (T)	AA+	10,000,000	9,961,000
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
6s, 6/1/42	Baa3	2,000,000	1,352,920
5 7/8s, 6/1/30	Baa3	3,340,000	2,379,515
5 3/4s, 6/1/34	Baa3	8,500,000	5,732,060
5 1/8s, 6/1/24	Baa3	990,000	749,143
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A-	2,825,000	2,484,220
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	2,750,000	2,563,330
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	456,323
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 5 5/8s, 8/15/29	Baa1	1,530,000	1,440,250
Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds

(U.S. Steel Corp.), 6 3/4s, 12/1/40	Ba2	1,000,000	1,002,010
OH State Air Quality Dev. Auth. Rev. Bonds (Valley
Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,300,000	1,321,710
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,057,620
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	500,000	540,980
			32,041,081

Oklahoma (1.5%)
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds
(Homeownership Loan)
Ser. B, 5.35s, 3/1/35	Aaa	2,020,000	2,111,788
Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37	Aaa	1,820,000	1,929,400
Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty.
Montereau, Inc.), Ser. A
7 1/8s, 11/1/30	BB-/P	1,250,000	1,237,412
6 7/8s, 11/1/23	BB-/P	500,000	497,625
			5,776,225

Oregon (0.9%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	3,100,000	3,029,971
Warm Springs Reservation, Confederated Tribes Rev.
Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s,
11/1/33	A3	700,000	689,591
			3,719,562

Pennsylvania (6.7%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3	1,000,000	941,470
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	5,905,000	3,951,802
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S.
Steel Corp.), 6 3/4s, 11/1/24	Ba2	2,000,000	2,070,420
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	1,160,000	1,082,292
5.3s, 1/1/14	BB/P	690,000	694,768
5.2s, 1/1/13	BB/P	1,000,000	1,011,000
5.1s, 1/1/12	BB/P	400,000	403,204
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes), Ser. A, 5.45s, 1/1/21	BBB+	550,000	544,995
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20	BBB+	515,000	508,877
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	335,000	335,198
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	561,275
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB/P	500,000	424,815
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	3,000,000	2,713,470
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	1,100,000	922,471
Northampton Cnty., Hosp. Auth. Mandatory Put Bonds
(8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s,
8/15/16	A3	1,500,000	1,505,804
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,097,220
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36 (Prerefunded
6/1/11)	B1	650,000	681,395
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	1,650,000	1,622,147
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 5.8s, 7/1/30	Baa3	1,000,000	928,550
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	944,560
Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30	BBB+	1,000,000	908,400
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/11
(In default) (NON)	D/P	2,707,789	271
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded 9/1/11)	AAA/P	750,000	778,740
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	500,000	469,850
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	560,000	557,626
			26,660,620

Puerto Rico (2.3%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	A3	1,000,000	1,005,460
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	A3	1,000,000	1,016,840
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	1,200,000	1,115,423
6s, 7/1/38	Baa1	1,000,000	933,910
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	1,000,000	979,500
Ser. L, AMBAC, 5 1/4s, 7/1/38	A3	1,845,000	1,610,851
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,000,990
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/30	A+	5,000,000	1,458,700
			9,121,674

Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	1,490,000	1,439,161
			1,439,161

South Carolina (1.5%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/30	BBB	1,135,000	972,956
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,506,575
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded 8/15/12)	AAA	1,250,000	1,361,388
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	890,000	992,804
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	110,000	122,706
			5,956,429

South Dakota (0.5%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	1,961,360
			1,961,360

Tennessee (0.5%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,450,000	1,318,239
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	1,000,000	861,190
			2,179,429

Texas (12.5%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement)
Ser. A, 7s, 11/15/33	B+/P	600,000	499,494
5 7/8s, 11/15/18	B+/P	915,000	829,402
Ser. A, 5 7/8s, 11/15/18	B+/P	18,000	16,316
6s, 11/15/29	B+/P	1,450,000	1,109,265
Alliance, Arpt. Auth. Rev. Bonds (American Airlines,
Inc.), 5 1/4s, 12/1/29	CCC+	850,000	601,341
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Ca	1,000,000	387,900
5s, 3/1/41	CCC-	1,500,000	478,020
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB-	2,200,000	2,176,328
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds
(American Airlines, Inc.)
6 3/8s, 5/1/35	CCC+	1,000,000	791,560
5 1/2s, 11/1/30	CCC+	500,000	362,070
Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A,
6.1s, 8/1/24	BBB	450,000	449,996
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	6,185,000	5,290,463
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	4,790,000	4,557,589
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	488,350
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,600,000	1,566,032
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp
Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,100,000	1,093,180
Love Field, Arpt. Modernization Corp. Special Fac.
Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	BBB	3,500,000	3,137,540
Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	1,000,000	1,004,470
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,250,000	1,065,388
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	900,000	905,175
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,000,000	1,054,200
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,634,448
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15) 2043 (STP)	A2	3,000,000	2,219,760
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,950,000	1,972,815
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	4,000,000	3,854,880
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	900,000	768,114
(Air Force Village), 5 1/8s, 5/15/27	BBB/F	4,000,000	3,419,760
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/29	Baa3	2,500,000	2,434,700
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/24	A2	2,000,000	1,880,720
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	BBB-/F	2,000,000	2,092,240
(LBJ Infrastructure), 7s, 6/30/40	Baa3	1,000,000	1,012,950
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24	AAA	550,000	582,247
			49,736,713

Utah (0.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7.45s, 7/1/17	B+/P	600,000	600,486

Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	BBB+	1,500,000	1,452,930
			2,053,416

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, AGM, 5s, 11/1/34	AA+	105,000	105,518
(Single Fam.), Ser. 23, AGM, 5s, 5/1/34	AA+	420,000	422,071
Ser. 19A, AGM, 4.62s, 5/1/29	AA+	245,000	244,561
			772,150

Virginia (2.1%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	600,000	546,078
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds
(United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	295,000	289,519
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded
6/1/12)	BB+/P	105,000	112,873
(United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	600,000	600,756
(Westminster-Canterbury), 5s, 10/1/22	BBB-	1,000,000	969,010
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,500,000	1,364,024
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,039,638
4 7/8s, 7/1/21	BB/P	1,000,000	916,670
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	1,700,000	1,856,009
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB+/P	700,000	631,099
			8,325,676

Washington (2.2%)
Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001),
5 3/4s, 12/1/35	Baa2	2,500,000	2,200,625
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	3,385,000	3,337,102
6 1/2s, 6/1/26	BBB	465,000	469,729
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 5/8s, 10/1/40	Baa1	400,000	360,464
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,026,720
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa2	1,500,000	1,228,964
			8,623,604

West Virginia (1.0%)
Mason Cnty., Poll. Control (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/11	Baa2	725,000	724,942
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB	3,075,000	2,739,763
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	735,000	671,342
			4,136,047

Wisconsin (3.5%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)	Aaa	3,000,000	3,245,130
6 3/8s, 6/1/32 (Prerefunded 6/1/12)	Aaa	5,500,000	5,904,085
U. of WI Hosp. & Clinic Auth. VRDN, Ser. B, 0.27s,
4/1/34	VMIG1	2,500,000	2,500,000
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB/P	1,150,000	1,169,780
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,289,550
			14,108,545

Total municipal bonds and notes (cost $548,239,697)			$523,219,709

PREFERRED STOCKS (1.2%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
$4.95		2,000,000	$1,583,080
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
7.50% cum. pfd.		3,731,104	3,369,597

Total preferred stocks (cost $5,731,104)			$4,952,677

COMMON STOCKS (--%)(a)
		Shares	Value

Tembec, Inc. (Canada) (NON)		1,750	$7,166

Total common stocks (cost $1,273,945)			$7,166

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	3/03/12	CAD 0.00001	3,889	$1,282

Total warrants (cost $154,422)				$1,282

TOTAL INVESTMENTS

Total investments (cost $555,399,168)(b)	$528,180,834

Key to holding's abbreviations

CAD	Canadian dollar

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $399,332,364.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $555,425,929, resulting in gross unrealized appreciation and depreciation of $13,784,394 and $41,029,489, respectively, or net unrealized depreciation of $27,245,095.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	53.3%
Utilities	19.4
Transportation	13.7

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,147,100 were held by the TOB trust and served as collateral for $9,887,300 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $7,563 for these investments based on an average interest rate of 0.30%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$7,166	$--	$--

Total common stocks		7,166	--	--

Municipal bonds and notes		--	523,219,709	--

Preferred stocks		--	4,952,677	--

Warrants		1,282	--	--

Totals by level		$8,448	$528,172,386	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$1,282	$--

Total	$1,282	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011